Note 20 - Contingencies (Details Textual) $ in Thousands, $ in Millions	1 Months Ended		12 Months Ended
	May 31, 2019 USD ($) shares	May 31, 2019 CAD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) shares
Deferred Compensation Arrangement with Individual, Compensation Expense | $	$ 314,379			$ 314,379
Payments for Settlement of LTIA	$ 62,900	$ 84.3
Common Stock [Member]
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture, Total (in shares)				2,918,860
Common Stock [Member] | Subordinate Voting Shares [Member]
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture, Total (in shares)	2,918,860	2,918,860